Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Mar. 01, 2012	Jun. 30, 2011
Document and Entity Information
Entity Registrant Name	WEST SUBURBAN BANCORP INC
Entity Central Index Key	0000805080
Document Type	10-K
Document Period End Date	Dec 31, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Public Float			$ 73,988,980	[1]
Entity Common Stock, Shares Outstanding		426,850
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY

[1]	Based on the last independently appraised fair value of the Registrant's common stock as of March 1, 2012 and reports of beneficial ownership filed by directors and executive officers of Registrant and by beneficial owners of more than 5% of the outstanding shares of common stock of Registrant; however, such determination of shares owned by affiliates does not constitute an admission of affiliate status or beneficial interest in shares of common stock of Registrant.

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and due from banks	$ 116,039	$ 70,490
Federal funds sold	286	200
Total cash and cash equivalents	116,325	70,690
Securities
Available for sale (amortized cost of $447,496 in 2011 and $517,589 in 2010)	454,125	518,566
Held to maturity (fair value of $271,601 in 2011 and $222,761 in 2010)	259,035	215,365
Federal Home Loan Bank stock	7,599	7,599
Total securities	720,759	741,530
Loans, less allowance for loan losses of $27,584 in 2011 and $28,072 in 2010	956,559	1,008,272
Bank-owned life insurance	32,618	39,511
Premises and equipment, net	45,130	42,201
Other real estate owned, net	23,505	20,479
Accrued interest and other assets	33,788	38,941
Total assets	1,928,684	1,961,624
Deposits
Demand-noninterest-bearing	152,955	152,064
Prepaid solutions card deposits	5,810	29,161
Interest-bearing	1,580,779	1,597,202
Total deposits	1,739,544	1,778,427
Prepaid solutions cards	9,980	8,778
Accrued interest and other liabilities	12,207	18,571
Common stock in ESOP subject to contingent repurchase obligation	23,230	29,865
Shareholders' equity
Common stock, no par value; 15,000,000 shares authorized; 426,850 shares issued and outstanding	3,412	3,412
Surplus	35,453	35,453
Retained earnings	124,514	116,698
Accumulated other comprehensive income	3,574	285
Amount reclassified on ESOP shares	(23,230)	(29,865)
Total shareholders' equity	143,723	125,983
Total liabilities and shareholders' equity	$ 1,928,684	$ 1,961,624

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED BALANCE SHEETS
Securities, available for sale, amortized cost (in dollars)	$ 447,496	$ 517,589
Securities, held to maturity, fair value (in dollars)	271,601	222,761
Loans, allowance for loan losses (in dollars)	$ 27,584	$ 28,072
Common stock, shares authorized	15,000,000	15,000,000
Common stock, shares issued	426,850	426,850
Common stock, shares outstanding	426,850	426,850

CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest income
Loans, including fees	$ 48,600	$ 57,437	$ 62,818
Securities
Taxable	18,061	17,608	17,985
Exempt from federal income tax	1,213	1,089	1,135
Federal funds sold	28	56	162
Total interest income	67,902	76,190	82,100
Interest expense
Deposits	11,828	18,429	24,944
Other	1		43
Total interest expense	11,829	18,429	24,987
Net interest income	56,073	57,761	57,113
Provision for loan losses	11,928	18,725	24,925
Net interest income after provision for loan losses	44,145	39,036	32,188
Noninterest income
Service fees on deposit accounts	4,341	5,115	5,941
Debit card fees	2,259	2,123	2,052
Bank-owned life insurance	948	1,712	2,030
Net gain on sales of loans originated for sale	4		553
Net gain on sale of portfolio loans		2,803
Net realized gains on securities transactions	7,982	267	109
Impairment of trust preferred securities			(8,320)
Other	4,661	4,296	3,421
Total noninterest income	20,195	16,316	5,786
Noninterest expense
Salaries and employee benefits	23,348	23,703	24,671
Other real estate owned expense	8,078	6,885	909
Occupancy	5,022	5,246	5,038
Furniture and equipment	4,907	5,177	5,707
FDIC assessments	3,033	4,236	3,647
Loan administration	2,325	2,830	1,252
Professional fees	1,601	2,194	3,492
Advertising and promotion	1,083	997	727
Other	5,179	5,028	4,577
Total noninterest expense	54,576	56,296	50,020
Income (loss) from continuing operations before income taxes	9,764	(944)	(12,046)
Income tax expense (benefit)	1,948	(2,098)	(7,802)
Net income (loss) from continuing operations	7,816	1,154	(4,244)
Discontinued operations
Gain on sale of prepaid solutions group, net of tax			3,313
Discontinued operations, net of tax			96
Net income from discontinued operations			3,409
Net income (loss)	$ 7,816	$ 1,154	$ (835)
Earnings (loss) from continuing operations per share (in dollars per share)	$ 18.31	$ 2.7	$ (9.89)
Earnings from discontinued operations per share (in dollars per share)			$ 7.94
Earnings (loss) per share (in dollars per share)	$ 18.31	$ 2.7	$ (1.95)
Average shares outstanding (in shares)	426,850	426,850	429,137

CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, unless otherwise specified	Total	Common Stock and Surplus	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Amount Reclassified on ESOP Shares	Comprehensive Income (Loss)
Balance at Dec. 31, 2008	$ 114,229	$ 41,523	$ 120,676	$ (1,300)	$ (46,670)
Increase (Decrease) in Stockholders' Equity
Repurchase and retirement of 5,645 shares of common stock	(2,658)	(2,658)
Comprehensive income
Net income (loss)	(835)		(835)			(835)
Change in unrealized gain (loss) on available for sale securities, net of reclassification and tax effects	4,813			4,813		4,813
Change in postretirement obligations, net of reclassification and tax effects	71			71		71
Total comprehensive income (loss)	4,049					4,049
Cash dividends declared - $10.00 per share	(4,297)		(4,297)
Reclassification due to change in fair value of common stock in ESOP subject to contingent repurchase obligation	15,440				15,440
Balance at Dec. 31, 2009	126,763	38,865	115,544	3,584	(31,230)
Comprehensive income
Net income (loss)	1,154		1,154			1,154
Change in unrealized gain (loss) on available for sale securities, net of reclassification and tax effects	(3,310)			(3,310)		(3,310)
Change in postretirement obligations, net of reclassification and tax effects	11			11		11
Total comprehensive income (loss)	(2,145)					(2,145)
Reclassification due to change in fair value of common stock in ESOP subject to contingent repurchase obligation	1,365				1,365
Balance at Dec. 31, 2010	125,983	38,865	116,698	285	(29,865)
Comprehensive income
Net income (loss)	7,816		7,816			7,816
Change in unrealized gain (loss) on available for sale securities, net of reclassification and tax effects	3,312			3,312		3,312
Change in postretirement obligations, net of reclassification and tax effects	(23)			(23)		(23)
Total comprehensive income (loss)	11,105					11,105
Reclassification due to change in fair value of common stock in ESOP subject to contingent repurchase obligation	6,635				6,635
Balance at Dec. 31, 2011	$ 143,723	$ 38,865	$ 124,514	$ 3,574	$ (23,230)

CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) (USD $)	12 Months Ended
Dec. 31, 2009
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY
Repurchase and retirement of common stock, shares	5,645
Cash dividends declared, per share (in dollars per share)	$ 10

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities
Net income (loss)	$ 7,816	$ 1,154	$ (835)
Adjustments to reconcile net income (loss) to net cash provided by continuing operating activities
Depreciation	2,930	3,025	3,246
Provision for loan losses	11,928	18,725	24,925
Deferred income tax provision (benefit)	1,504	(4,157)	(5,603)
Net premium amortization of securities	2,536	2,161	673
Net realized gain on securities transactions	(7,982)	(267)	(109)
Impairment of trust preferred securities			8,320
Earnings on bank-owned life insurance	(948)	(1,712)	(2,030)
Net gain on sales of loans originated for sale	(4)		(553)
Sales of loans originated for sale	338		53,168
Origination of loans held for sale	(1,526)		(50,847)
Net (gain) loss on sales of premises and equipment	(10)	4	19
Net loss (gain) on sales of other real estate owned	187	(159)	3
Write down of other real estate owned	5,908	5,537	449
Net gain on sale of portfolio loans		(2,803)
Distribution of deferred compensation benefits	(6,077)
Decrease (increase) in accrued interest and other assets	1,337	3,211	(13,893)
(Decrease) increase in accrued interest and other liabilities	(338)	1,302	(7,288)
Net cash provided by discontinued operating activities			4,768
Net cash provided by operating activities	17,599	26,021	14,413
Securities available for sale
Sales	190,505	964	19,777
Maturities, calls and redemptions	114,108	115,777	83,762
Purchases	(228,603)	(436,754)	(85,592)
Securities held to maturity and FHLB stock
Maturities, calls and redemptions	66,259	118,536	79,754
Purchases	(110,400)	(68,324)	(105,520)
Net (increase) decrease in loans	(14,409)	68,459	13,520
Sales of portfolio loans		67,519
Surrender of bank-owned life insurance	7,922
Investment in bank-owned life insurance	(81)	(198)	(129)
Purchases of premises and equipment	(5,869)	(1,462)	(2,616)
Sales of premises and equipment	20		731
Sales of other real estate owned	46,265	7,639	3,919
Net cash used in discontinued investing activities			(701)
Net cash provided by (used in) investing activities	65,717	(127,844)	6,905
Cash flows from financing activities
Net (decrease) increase in deposits	(38,883)	21,440	131,062
Net decrease in federal funds purchased			(55,000)
Repurchase and retirement of common stock			(2,658)
Net increase in prepaid solutions cards	1,202	2,463	2,711
Dividends paid			(4,297)
Net cash (used in) provided by financing activities	(37,681)	23,903	71,818
Net increase (decrease) in cash and cash equivalents	45,635	(77,920)	93,136
Beginning cash and cash equivalents	70,690	148,610	55,474
Ending cash and cash equivalents	116,325	70,690	148,610
Supplemental disclosures
Cash paid for interest	12,789	19,992	25,000
Cash paid for income taxes	3,573	3,503	1,918
Other real estate acquired through or instead of loan foreclosure	55,386	7,502	25,707
Loans originated from the sale of other real estate owned	$ 797	$ 472	$ 960

Nature of Business and Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Nature of Business and Summary of Significant Accounting Policies
Nature of Business and Summary of Significant Accounting Policies

Note 1 - Nature of Business and Summary of Significant Accounting Policies

West Suburban Bancorp, Inc. (“West Suburban”) through the branch network of its subsidiary, West Suburban Bank (the “Bank” and, together with West Suburban, the “Company”), operates 36 full-service branches, six limited-service branches and four departments providing insurance, financial and other services for the convenience of the customers of the Bank throughout DuPage, Kane, Kendall and Will Counties in Illinois. Customers in these areas are the primary consumers of the Company’s loan and deposit products and services. Although borrower cash flow is expected to be the primary source of repayment, the Company’s loans are generally secured by various forms of collateral or security, including real estate, business assets, consumer goods, personal guarantees and other items.

Operating Segments

While the Company’s senior management monitors the revenue streams derived from various individual and groups of products and services, operations are managed and financial performance is evaluated on a company-wide basis. Accordingly, all of the Company’s operations are considered by management to be aggregated in one reportable operating segment. Discrete financial information is not available other than on a company-wide basis.

Principles of Consolidation

The consolidated financial statements include the accounts of West Suburban and the Bank. Significant intercompany accounts and transactions have been eliminated.

Use of Estimates

To prepare financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions, which are subject to change, based on available information. These estimates and assumptions affect the amounts reported in the financial statements and the disclosures provided, and future results could differ. The allowance for loan losses, fair values of financial instruments, fair value of common stock in ESOP subject to contingent repurchase obligation and carrying values of other real estate owned are particularly subject to change.

Securities

Debt and marketable equity securities are classified into two categories: “available for sale” and “held to maturity.” Available for sale securities are carried at fair value with net unrealized gains and losses (net of deferred tax) reported in accumulated other comprehensive income (loss) as a separate component of shareholders’ equity. Held to maturity securities are carried at amortized cost as the Company has both the ability and positive intent to hold them to maturity. Other securities such as Federal Home Loan Bank stock are carried at cost. Interest income includes amortization of purchase premium or discount. Premiums and discounts on securities are amortized on the level-yield method without anticipating prepayments, except for mortgage-backed securities where prepayments are anticipated. Gains and losses on sales are recorded on the trade date and determined using the specific identification method. The Company does not engage in trading activities.

Management evaluates securities for other-than-temporary impairment (“OTTI”) on at least a quarterly basis, and more frequently when economic or market conditions warrant such an evaluation. For securities in an unrealized loss position, management considers the extent and duration of the unrealized loss, whether the market decline was affected by macroeconomic conditions, and the financial condition and near-term prospects of the issuer. Management also assesses whether it intends to sell, or it is more likely than not that it will be required to sell, a security in an unrealized loss position before recovery of its amortized cost basis. If either of the criteria regarding intent or requirement to sell is met, the entire difference between amortized cost and fair value is recognized as impairment through earnings. For debt securities that do not meet the aforementioned criteria, the amount of impairment is split into two components as follows: (1) OTTI related to credit loss, which must be recognized in the income statement, and (2) OTTI related to other factors, which is recognized in other comprehensive income. The credit loss is defined as the difference between the present value of the cash flows expected to be collected and the amortized cost basis.

Loans and Allowance for Loan Losses

Loans that management has the intent and ability to hold for the foreseeable future or until maturity or payoff are reported at the principal balance outstanding, net of unearned interest, deferred loan fees and costs and an allowance for loan losses. Interest income is accrued on the unpaid balance of the Company’s loans and includes amortization of net deferred loan fees and costs over the loan term. Loan origination fees, net of certain direct origination costs, are deferred and recognized in interest income using the level-yield method without anticipating prepayments. Accrual of interest is generally discontinued on loans 90 days past due, or on an earlier date, if management believes, after considering economic and business conditions and collection efforts, that the borrower’s financial condition is such that collection of principal or interest is doubtful. In some circumstances, a loan more than 90 days past due may continue to accrue interest if it is fully secured and in the process of collection. When a loan is classified as nonaccrual, interest previously accrued but not collected is charged back to interest income. When payments are received on nonaccrual loans they are first applied to principal, then to interest income and finally to expenses incurred for collection.

The allowance for loan losses is a valuation allowance for probable incurred credit losses in the loan portfolio. The allowance is increased by a provision for loan losses charged to earnings. Loan losses are charged against the allowance when management believes the uncollectibility of a loan has been established. Subsequent recoveries, if any, are credited to the allowance. The allowance consists of specific and general components. The specific component relates to specific loans that are individually classified as impaired. The allowance for loan losses is evaluated monthly based on management’s periodic review of loan collectibility in light of historical loan loss experience, the nature and volume of the loan portfolio, information about specific borrower situations and estimated collateral values and prevailing economic conditions. Although allocations of the allowance may be made for specific loans, the entire allowance is available for any loan that, in management’s judgment, should be charged-off. Management’s evaluation of loan collectibility is inherently subjective as it requires estimates that are subject to significant revision as more information becomes available or as relevant circumstances change.

The Company evaluates commercial, commercial real estate, construction and development and residential real estate (mortgage and home equity) loans monthly for impairment. A loan is considered impaired when, based on current information and events, full payment under the loan terms is not expected. Loans for which the terms have been modified and for which the borrower is experiencing financial difficulties are considered troubled debt restructurings (“TDRs”) and classified as impaired. Impairment is measured based on the present value of expected future cash flows discounted at the loan’s effective interest rate or the fair value of the loan’s collateral, if repayment of the loan is collateral dependent. A valuation allowance is maintained for the amount of impairment. Generally, loans 90 days or more past due and loans classified as nonaccrual status are considered for impairment. Impairment is considered on an entire category basis for smaller-balance loans of similar nature such as residential real estate and consumer loans, and on an individual basis for other loans. In general, consumer and credit card loans are charged-off no later than 120 days after a consumer or credit card loan becomes past due.

The general component covers pools of other loans not classified as impaired and is based on historical loss experience adjusted for current factors. The historical loss experience is determined by portfolio segment and is based on a rolling one year net charge-off history. This actual loss experience is supplemented with other economic factors based on the risks present for each portfolio segment. These factors include consideration of the following: levels and trends in past dues; trends in charge-offs and recoveries; trends in volume and terms of loans; effects of collateral deterioration; other changes in lending policies, procedures and practices; experience, ability and depth of lending management and other relevant staff; national and local economic trends; and trends in impaired loans including impaired loans, without specific allowance for loan losses. The following portfolio segments have been identified: commercial, residential, commercial real estate, construction and development and consumer and other loans.

Commercial loans are made based primarily on the identified cash flow of the borrower and secondarily on the underlying collateral provided by the borrower. Most often, this collateral is accounts receivable, inventory, equipment or real estate. Repayment is primarily dependent upon the borrower’s ability to service the debt based upon the cash flows generated from the underlying business. Secondary support involves liquidation of the pledged collateral and enforcement of a personal guarantee, if a guarantee is obtained.

Residential real estate (mortgage and home equity) lending consists primarily of loans secured by first or second mortgages on primary residences. The loans are collateralized by owner-occupied properties located in the Company’s market area. Mortgage title insurance is normally required on first mortgages and second mortgages $100,000 and greater. Hazard insurance is normally required on first and second mortgages.

Commercial real estate lending typically involves higher loan principal amounts, and the repayment of the loans generally is dependent, in large part, on sufficient income from the properties securing the loans to cover operating expenses and debt service. Economic events or governmental regulations outside of the control of the borrower or the Company may negatively impact the future cash flow and market values of the affected properties.

Construction and development lending involves additional risks because funds are advanced based upon values associated with the completed project, which are uncertain. Because of the uncertainties inherent in evaluating the construction cost estimates that the Company receives from its customers and other third parties, as well as the market value of the completed project and the effects of governmental regulation of real property, it is relatively difficult to evaluate accurately the total funds required to complete a project and the related loan-to-value ratio. As a result, construction and development loans often involve the disbursement of substantial funds with repayment dependent, in part, on the success of the ultimate project and the ability of the borrower to sell or lease the property, rather than the ability of the borrower or guarantor to repay principal and interest.

The Company’s consumer and other loans are primarily made up of credit card lines, indirect dealer loans and installment loans. Credit card lines present inherent risk due to the unsecured nature of the product. The indirect dealer and installment loan portfolios represent a relatively small portion of the Company’s loan portfolio and are primarily secured by automobiles.

Loans Held for Sale

Loans are identified as either held for investment or held for sale upon origination. Loans held for sale are recorded at the lower of amortized cost or fair value, as determined by outside commitments from investors. Unrealized losses, if any, are recognized on a current basis by charges to earnings. Mortgage loans held for sale have historically been sold with servicing released.

Bank-Owned Life Insurance (“BOLI”)

The Company has purchased life insurance policies on certain officers and directors. BOLI is recorded at the amount that can be realized under the insurance contract at the balance sheet date, which is the cash surrender value adjusted for other charges or other amounts due that are probable at settlement.

Premises and Equipment

Land is carried at cost. Premises and equipment are stated at cost less accumulated depreciation. Depreciation is generally computed on the straight-line method over the estimated useful lives of the assets ranging from eight to 50 years for premises and from three to 15 years for furniture and equipment.

Other Real Estate Owned

Other real estate owned includes properties acquired in partial or total settlement of problem loans. Assets acquired through or instead of loan foreclosure are initially recorded at fair value less anticipated costs to sell when acquired, establishing a new basis. If fair value declines subsequent to acquisition, a valuation allowance is recorded through expense. Operating costs after acquisition are expensed as incurred.

Long-term Assets

Premises and equipment and other long-term assets are reviewed for impairment when events indicate their carrying amount may not be recoverable from future undiscounted cash flows. If impaired, the assets are recorded at fair value.

Loan Commitments and Related Financial Instruments

Financial instruments include off-balance sheet credit instruments, such as commitments to make loans and commercial letters of credit, issued to meet customer financing needs. The face amount for these items represents the exposure to loss, before considering customer collateral or ability to repay. Such financial instruments are recorded when they are issued.

Discontinued Operations

On December 4, 2009, the Company sold its group. The operating results related to the prepaid solutions group have been reflected as discontinued operations for 2009.

Income Taxes

Income tax expense is the total of the current year income tax due or refundable and the change in deferred tax assets and liabilities. Deferred tax assets and liabilities are the expected future tax consequences of temporary differences between the carrying amounts and the tax basis of assets and liabilities, computed using enacted tax rates. A valuation allowance, if needed, reduces deferred tax assets to the amount expected to be realized.

A tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that has a greater than 50% likelihood of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded.

The Company recognizes interest and/or penalties related to income tax matters in income tax expense. During 2011, the Company did not record any interest or penalties related to income tax matters in income tax expense.

401(k) Profit Sharing Plan, ESOP and Other Retirement Plans

The West Suburban Bank 401(k) Profit Sharing Plan was established to assist the Company in recruiting and retaining its personnel. Participation in the plan is subject to certain age and service requirements. Although the Company currently intends to match a percentage of the contributions that each employee voluntarily makes to the plan, all contributions by the Company are discretionary and subject to review by the Board of Directors from time to time. The plan is also intended to enable long time employees of the Company that also participate in the ESOP to diversify their retirement savings.

The Bank also maintains an ESOP, which is a noncontributory tax qualified retirement plan that covers employees who have satisfied specific service requirements. Subject to review by the Board of Directors, the Bank may make contributions to the ESOP for the benefit of the participants from time to time. Dividends declared on common stock owned by the ESOP are charged against retained earnings. Dividends paid on ESOP shares are passed through to participants. Earned and allocated ESOP shares are voted by the respective participants. The appraised fair market value of all earned and allocated ESOP shares is reclassified from shareholders’ equity because participants may request that the Company, when the Company is legally permitted, purchase their ESOP shares upon termination of their employment.

The Company has a postretirement heathcare plan covering certain executives. Postretirement benefit costs are net of service and interest costs and amortization of gains and losses not immediately recognized.

The Company has deferred compensation arrangements with certain former and current executive officers and directors. Deferred compensation expense allocates the benefits over years of service.

Earnings Per Share

Earnings per share is calculated on the basis of the daily weighted average number of shares outstanding. ESOP shares are considered outstanding for this calculation.

Cash Flows

For purposes of reporting cash flows, cash and cash equivalents include cash and due from banks and federal funds sold. Generally, federal funds are sold for one-day periods. Net cash flows are reported for customer loan, deposit, federal funds purchased and prepaid solutions card transactions.

Comprehensive Income

Comprehensive income includes net income and other comprehensive income. The Company’s other comprehensive income consists of the change in unrealized gains and losses on available for sale securities and change in postretirement obligations, net of reclassification adjustments and deferred tax effects.

Legal Proceedings

Legal proceedings, including claims and legal actions arising in the ordinary course of business, are recorded as liabilities when the likelihood of loss is probable and an amount or range of loss can be reasonably estimated.

Restrictions on Cash

Cash on hand or on deposit with the Federal Reserve Bank of $11,559 and $10,225 was required to meet regulatory reserve and clearing requirements at year-end 2011 and 2010, respectively.

Dividend Restrictions

Banking regulations require maintaining certain capital levels and may limit the dividends paid by the Bank to West Suburban or by West Suburban to shareholders. (See Note 12 in the Consolidated Financial Statements for more specific disclosure.)

Fair Value of Financial Instruments

Fair value of financial instruments are estimated using relevant market information and other assumptions. (See Note 10 in the Consolidated Financial Statements for more specific disclosure.) Fair value estimates involve uncertainties and matters of significant judgment regarding interest rates, credit risk, prepayments, and other factors, especially in the absence of broad markets for particular items. Changes in assumptions or in market conditions could significantly affect the estimates.

Reclassifications

Certain reclassifications have been made in prior years’ financial statements to conform to the current year’s presentation.

Adopted Accounting Guidance

In April 2011, the Financial Accounting Standards Board (“FASB”) issued the ASU, “Receivables (Topic 310): A Creditor’s Determination of Whether a Restructuring Is a Troubled Debt Restructuring.” This ASU amended Topic 310 and provides additional guidance to creditors for evaluating whether a modification or restructuring of a receivable is a TDR. The amendments in this update were effective for the first interim or annual period beginning on or after June 15, 2011 and were applied retrospectively to the beginning of the annual period of adoption. The new guidance requires creditors to evaluate modifications and restructurings of receivables using a more principles-based approach, which may result in more modifications and restructurings being considered TDRs. For purposes of measuring impairment of these receivables, an entity should apply the amendments prospectively for the first interim or annual period beginning on or after June 15, 2011. Adoption of this accounting standard update did not have a material impact on our financial condition, results of operations or financial statement disclosures.

Issued But Not Yet Effective Accounting Guidance

In June 2011, the FASB amended existing guidance and eliminated the option to present the components of other comprehensive income as part of the statement of changes in shareholders’ equity. The amendment requires that comprehensive income be presented in either a single continuous statement or in two separate consecutive statements. Early adoption is permitted. The adoption of this amendment will change the presentation of the components of comprehensive income for the Company as part of the consolidated statement of shareholders’ equity.

Securities	12 Months Ended
Dec. 31, 2011
Securities
Securities

Note 2 - Securities

The amortized cost, unrealized gains and losses and fair value of securities available for sale are as follows at December 31:

	2011
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. Treasuries	$9,865	$555	$—	$10,420
U.S. government sponsored enterprises	65,784	1,101	—	66,885
Mortgage-backed: residential	298,324	3,988	(106)	302,206
States and political subdivisions	49,733	1,284	(58)	50,959
Corporate	23,790	142	(277)	23,655
Total	$447,496	$7,070	$(441)	$454,125

	2010
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. Treasuries	$92,712	$585	$(2,141)	$91,156
U.S. government sponsored enterprises	99,705	500	(2,061)	98,144
Mortgage-backed: residential	303,229	5,558	(1,507)	307,280
States and political subdivisions	11,726	183	(31)	11,878
Corporate	10,217	—	(109)	10,108
Total	$517,589	$6,826	$(5,849)	$518,566

Mortgage-backed: residential securities consist of residential mortgage-backed securities issued by U.S. government sponsored enterprises and agencies, primarily Fannie Mae, Freddie Mac and Ginnie Mae, institutions which the government has affirmed its commitment to support. Corporate securities consist of investment grade corporate bonds.

The amortized cost, unrecognized gains and losses and fair value of securities held to maturity are as follows at December 31:

	2011
	Amortized Cost	Gross Unrecognized Gains	Gross Unrecognized Losses	Fair Value
U.S. Treasuries	$30,005	$3,111	$—	$33,116
U.S. government sponsored enterprises	31,623	1,034	—	32,657
Mortgage-backed: residential	163,926	7,686	(4)	171,608
States and political subdivisions	33,481	832	(93)	34,220
Total	$259,035	$12,663	$(97)	$271,601

	2010
	Amortized Cost	Gross Unrecognized Gains	Gross Unrecognized Losses	Fair Value
U.S. Treasuries	$9,956	$353	$—	$10,309
U.S. government sponsored enterprises	21,656	566	—	22,222
Mortgage-backed: residential	136,095	6,515	(49)	142,561
States and political subdivisions	47,658	292	(281)	47,669
Total	$215,365	$7,726	$(330)	$222,761

The amortized cost and fair value of debt securities available for sale and held to maturity at December 31, 2011 by contractual maturity are as follows:

	Available for Sale		Held to Maturity
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Due in 1 year or less	$284	$284	$292	$298
Due after 1 year through 5 years	100,521	101,107	64,287	66,161
Due after 5 years through 10 years	33,894	35,278	25,040	27,736
Due after 10 years	14,473	15,250	5,490	5,798
Mortgage-backed: residential	298,324	302,206	163,926	171,608
Total	$447,496	$454,125	$259,035	$271,601

Expected maturities will differ from contractual maturities because issuers may have the right to call or prepay obligations with or without call or prepayment penalties. Approximately $57,120 of securities are callable in 2012. Most of these callable securities were issued by U.S. government sponsored enterprises.

Sales of securities available for sale were as follows:

	2011	2010	2009
Proceeds from sales	$190,505	$964	$19,777
Gross realized gains	7,982	267	245
Gross realized losses	—	—	(136)

Securities with a carrying value of approximately $85,413 and $94,720 at December 31, 2011 and 2010, respectively, were pledged to secure public deposits, fiduciary activities and for other purposes required or permitted by law.

Securities with unrealized losses at year-end 2011 and 2010 not recognized in income are presented below by the length of time the securities have been in a continuous unrealized loss position:

	2011
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
Mortgage-backed: residential	$29,707	$(106)	$282	$(4)	$29,989	$(110)
States and political subdivisions	15,350	(58)	1,157	(93)	16,507	(151)
Corporate	18,434	(277)	—	—	18,434	(277)
Total temporarily impaired	$63,491	$(441)	$1,439	$(97)	$64,930	$(538)

	2010
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
U.S. Treasuries	$60,937	$(2,141)	$—	$—	$60,937	$(2,141)
U.S. government sponsored enterprises	80,386	(2,061)	—	—	80,386	(2,061)
Mortgage-backed: residential	86,467	(1,507)	654	(49)	87,121	(1,556)
States and political subdivisions	5,863	(292)	1,227	(20)	7,090	(312)
Corporate	10,108	(109)	—	—	10,108	(109)
Total temporarily impaired	$243,761	$(6,110)	$1,881	$(69)	$245,642	$(6,179)

Other-Than-Temporary Impairment Evaluation

Management evaluates securities for OTTI at least on a quarterly basis, and more frequently when economic or market conditions warrant such an evaluation. Investment securities classified as available for sale or held to maturity are generally evaluated for OTTI under FASB guidance “Investments in Debt and Equity Securities.”

In determining OTTI on debt securities, management considers many factors, including: (1) the length of time and the extent to which the fair value has been less than cost; (2) the financial condition and near-term prospects of the issuer; (3) whether the market decline was affected by macroeconomic conditions; and (4) whether the Company has the intent to sell the debt security or whether it is more likely than not the Company will be required to sell the debt security before its anticipated recovery. The assessment of whether OTTI exists involves a high degree of subjectivity and judgment and is based on the information available to management at a point in time.

When management determines that OTTI exists, the amount of the OTTI recognized in earnings depends on whether the Company intends to sell the security or whether it is more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis. If the Company intends to sell the security or it is more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis, the OTTI is recognized in earnings in an amount equal to the entire difference between the investment’s amortized cost basis and its fair value at the balance sheet date. If the Company does not intend to sell the security and it is not more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis, the OTTI is separated into the amount representing the credit loss and the amount related to all other factors. The amount of the total OTTI related to the credit loss is determined based on the present value of cash flows expected to be collected and is recognized in earnings. The amount of the total OTTI related to other factors is recognized in other comprehensive income, net of applicable taxes. The previous amortized cost basis less the portion of the OTTI recognized in earnings becomes the new amortized cost basis of the investment.

The unrealized losses at December 31, 2011 were in states and political subdivisions, mortgage-backed: residential and corporate securities. Because the decline in fair value on the debt securities in unrealized losses is attributable to changes in interest rates and illiquidity, and not credit quality, and because the Company does not have the intent to sell these securities and management believes it is not more likely than not that the Company will be required to sell the securities before their anticipated recovery, the Company does not consider these securities to be other-than-temporarily impaired at December 31, 2011.

The Company held one municipal security with a carrying value of $19,000 and $30,000 at December 31, 2011 and 2010, respectively, that was in excess of 10% of the Company’s shareholders’ equity. The security was issued by a local municipality, is a general obligation bond and is classified by the Company as held to maturity.

Loans	12 Months Ended
Dec. 31, 2011
Loans
Loans

Note 3 - Loans

Major classifications of loans were as follows at December 31:

	2011	2010
Commercial	$278,969	$253,746
Commercial real estate	284,065	272,856
Construction and development	79,197	138,959
Residential real estate:
Mortgage	151,378	150,248
Home equity	178,819	206,191
Consumer and other	11,715	14,344
Total	984,143	1,036,344
Allowance for loan losses	(27,584)	(28,072)
Loans, net	$956,559	$1,008,272

The Company makes commercial, residential real estate and consumer loans primarily to customers throughout the western suburbs of Chicago. From time to time, the Company will make loans outside of its market area. There were $1,192 of loans held for sale at December 31, 2011, which were included in the residential real estate: mortgage classification. There were no loans held for sale at December 31, 2010.

Changes in the allowance for loan losses by portfolio segment for the year ended December 31, 2011 were as follows:

	Commercial	Commercial Real Estate	Construction and Development	Residential Real Estate	Consumer and Other	Total
Balance, beginning of year	$12,638	$4,179	$6,243	$4,308	$704	$28,072
Provision for loan losses	8,349	(1,104)	2,536	2,020	127	11,928
Loans charged-off	(5,817)	(85)	(5,036)	(1,783)	(413)	(13,134)
Recoveries	34	—	527	36	121	718
Balance, end of year	$15,204	$2,990	$4,270	$4,581	$539	$27,584

Changes in the allowance for loan losses were as follows for the years ended December 31:

	2010	2009
Balance, beginning of year	$25,922	$15,578
Provision for loan losses	18,725	24,925
Loans charged-off	(16,820)	(14,952)
Recoveries	245	371
Balance, end of year	$28,072	$25,922

The balance of the allowance for loan losses and the recorded investment (which does not include accrued interest) in loans by portfolio segment and based on impairment method were as follows:

	Commercial	Commercial Real Estate	Construction and Development	Residential Real Estate	Consumer and Other	Total
December 31, 2011
Allowance for loan losses attributable to loans:
Individually evaluated for impairment	$5,568	$805	$—	$331	$—	$6,704
Collectively evaluated for impairment	9,636	2,185	4,270	4,250	539	20,880
Total ending allowance balance	$15,204	$2,990	$4,270	$4,581	$539	$27,584

Loans:
Individually evaluated for impairment	$36,272	$20,066	$21,099	$13,130	$—	$90,567
Collectively evaluated for impairment	242,697	263,999	58,098	317,067	11,715	893,576
Total ending loan balance	$278,969	$284,065	$79,197	$330,197	$11,715	$984,143

December 31, 2010
Allowance for loan losses attributable to loans:
Individually evaluated for impairment	$2,137	$250	$2,485	$—	$—	$4,872
Collectively evaluated for impairment	10,501	3,929	3,758	4,308	704	23,200
Total ending allowance balance	$12,638	$4,179	$6,243	$4,308	$704	$28,072

Loans:
Individually evaluated for impairment	$41,184	$14,372	$70,513	$8,937	$—	$135,006
Collectively evaluated for impairment	212,562	258,484	68,446	347,502	14,344	901,338
Total ending loan balance	$253,746	$272,856	$138,959	$356,439	$14,344	$1,036,344

Loans individually evaluated for impairment by class of loans were as follows:

	Unpaid Principal Balance	Recorded Investment	Allowance for Loan Losses Allocated
December 31, 2011
With no related allowance recorded:
Commercial	$31,667	$25,062	$—
Commercial real estate	11,154	11,154	—
Construction and development	25,175	21,099	—
Residential real estate:
Mortgage	9,021	8,844	—
Home equity	1,544	1,508	—
With an allowance recorded:
Commercial	11,211	11,211	5,568
Commercial real estate	9,183	8,911	805
Residential real estate:
Mortgage	2,778	2,778	331
Total	$101,733	$90,567	$6,704

December 31, 2010
With no related allowance recorded:
Commercial	$39,142	$34,740	$—
Commercial real estate	13,563	13,563	—
Construction and development	56,737	51,871	—
Residential real estate:
Mortgage	8,224	8,164	—
Home equity	773	773	—
With an allowance recorded:
Commercial	8,799	6,444	2,137
Commercial real estate	1,081	809	250
Construction and development	23,073	18,642	2,485
Total	$151,392	$135,006	$4,872

Impaired loans were summarized as follows at December 31, 2009:

Year-end loans with no allocated allowance for loan losses	$30,754
Year-end loans with allocated allowance for loan losses	14,636
Total	$45,390

Amount of the allowance for loan losses allocated to impaired loans at year-end	$1,527

Average impaired loans by class were as follows at December 31:

2011
Commercial	$36,813
Commercial real estate	14,597
Construction and development	40,450
Residential real estate:
Mortgage	9,072
Home equity	1,172
Total	$102,104

Average impaired loans at December 31, 2010 and 2009 were $64,852 and $47,768, respectively.

Interest income recognized during impairment was $1,552, $1,325 and $301 for the years ended December 31, 2011, 2010 and 2009, respectively.

Nonperforming loans and loans past due 90 days or more still on accrual include both smaller balance homogeneous loans that are collectively evaluated for impairment and individually classified impaired loans.

The recorded investment in nonaccrual and loans past due 90 days or more still on accrual by class of loans was as follows:

	Nonaccrual	Loans Past Due 90 Days or More Still on Accrual
December 31, 2011
Commercial	$27,141	$—
Commercial real estate	1,115	—
Construction and development	22,197	—
Residential real estate:
Mortgage	2,232	72
Home equity	161	205
Consumer and other	212	9
Total	$53,058	$286

December 31, 2010
Commercial	$22,224	$4
Commercial real estate	6,586	—
Construction and development	47,951	—
Residential real estate:
Mortgage	1,919	108
Home equity	1,664	—
Consumer and other	—	79
Total	$80,344	$191

Loans past due 90 days or more still on accrual are considered to be well-collateralized and in the process of collection as of December 31, 2011.

The aging of the recorded investment in past due loans were as follows:

	30 - 59 Days Past Due	60 - 89 Days Past Due	90 Days or More Past Due	Total Past Due	Loans Not Past Due	Total
December 31, 2011
Commercial	$1,030	$471	$26,903	$28,404	$250,565	$278,969
Commercial real estate	1,118	2,790	809	4,717	279,348	284,065
Construction and development	1,099	2,070	19,028	22,197	57,000	79,197
Residential real estate:
Mortgage	2,310	1,203	2,304	5,817	145,561	151,378
Home equity	1,048	526	365	1,939	176,880	178,819
Consumer and other	143	39	222	404	11,311	11,715
Total	$6,748	$7,099	$49,631	$63,478	$920,665	$984,143

December 31, 2010
Commercial	$324	$5,652	$20,807	$26,783	$226,963	$253,746
Commercial real estate	619	—	6,586	7,205	265,651	272,856
Construction and development	—	—	47,951	47,951	91,008	138,959
Residential real estate:
Mortgage	2,280	1,063	2,026	5,369	144,879	150,248
Home equity	49	237	1,504	1,790	204,401	206,191
Consumer and other	82	97	79	258	14,086	14,344
Total	$3,354	$7,049	$78,953	$89,356	$946,988	$1,036,344

During the year ended December 31, 2011, the terms of certain loans were modified as TDRs. The modification of the terms of such loans included one or a combination of the following: a reduction of the stated interest rate of the loan; an extension of the maturity date at a stated rate of interest lower than the current market rate for new debt with similar risk; or a permanent reduction of the recorded investment in the loan.

Modifications involving a reduction of the stated interest rate of the loan were for interest rates ranging from 2.0% to 7.1% and periods ranging from six months to 30 years. Modifications involving an extension of the maturity date were for periods ranging from one month to 12 months.

At December 31, 2011, the Company had $37,711 of loans considered TDRs, which are considered impaired loans, compared to $21,555 as of December 31, 2010. As of December 31, 2011, the Company has specifically allocated allowance for loan losses of $1,584 on $14,375 of loans considered to be TDRs. The remaining $23,336 of TDRs did not have impaired cash flows or are considered to be collateral dependent and do not have specific allocations of the allowance due to partial charge-offs and the loans being well-collateralized. Management has not committed to lend additional amounts to customers with outstanding loans that are classified as TDRs.

The following table presents loans by class modified as TDRs during the year ended December 31, 2011:

	Number of Loans	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment

Commercial	9	$4,087	$4,086
Commercial real estate	11	12,791	12,810
Residential real estate:
Mortgage	18	4,088	4,217
Home equity	2	949	989
Total	40	$21,915	$22,102

The following table presents loans by class modified as TDRs during the year ended December 31, 2011 for which there was a payment default during the year ended December 31, 2011:

	Number of Loans	Recorded Investment

Commercial real estate	3	$1,742
Residential real estate: mortgage	5	927
Total	8	$2,669

A loan is considered to be in payment default once it is 90 days past due under the modified contractual terms. Loans less than $100 will not be evaluated for impairment under TDR accounting guidance.

The TDRs that subsequently defaulted described above did not increase the allowance for loan losses and did not result in any charge-offs during the year ended December 31, 2011, as these loans were considered to be collateral dependent and well-collateralized.

The terms of certain other loans were modified during the year ended December 31, 2011 that did not meet the definition of a TDR. These loans have a total recorded investment as of December 31, 2011 of $17,425. The modification of these loans involved either a modification of the terms of a loan to borrowers who were not experiencing financial difficulties or a delay in a payment that was considered to be insignificant.

In order to determine whether a borrower is experiencing financial difficulty, an evaluation is performed of the probability that the borrower will be in payment default on any of its debt in the foreseeable future without the modification. This evaluation is performed under the Company’s internal underwriting policy.

The Company categorizes its non-homogeneous loans into risk categories based on relevant information about the ability of borrowers to service their debt such as, among other factors: current financial information; historical payment experience; credit documentation; public information; and current economic trends. The Company analyzes loans individually by classifying the loans as to credit risk. This analysis includes certain non-homogeneous loans, such as commercial, commercial real estate and construction and development loans. This analysis is done annually on a loan by loan basis. The Company uses the following definitions for classified risk ratings:

Substandard: Loans designated as substandard are inadequately protected by the current net worth and paying capacity of the obligor or of the collateral pledged, if any. Loans have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt. They are characterized by the distinct possibility that the Company will sustain some loss if the deficiencies are not corrected.

Doubtful: Loans classified as doubtful have all the weaknesses inherent in those classified as substandard, with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions and values, highly questionable and improbable.

Loans not meeting the criteria above that are analyzed individually as part of the above described process are considered to be pass rated loans. The risk categories of loans were as follows:

	Classified	Pass	Total
December 31, 2011
Commercial	$43,143	$235,826	$278,969
Commercial real estate	29,666	254,399	284,065
Construction and development	28,493	50,704	79,197
Total	$101,302	$540,929	$642,231

December 31, 2010
Commercial	$56,323	$197,423	$253,746
Commercial real estate	15,970	256,886	272,856
Construction and development	77,350	61,609	138,959
Total	$149,643	$515,918	$665,561

The classified construction and development loans decreased to $28.5 million as of December 31, 2011 from $77.4 million as of December 31, 2010, primarily as a result of transfers of loans to other real estate owned.

The Company considers the performance of the loan portfolio and its impact on the allowance for loan losses. For residential and consumer loan classes, the Company evaluates credit quality based on the payment and aging status of the loan. Payment status is reviewed on a daily basis by the Bank’s collection department and on a monthly basis with respect to determining adequacy of the allowance for loan losses.

The Company generally sells mortgage loans with servicing rights released. Activity in mortgage loans originated for sale was as follows:

	2011	2010	2009
Origination of loans originated for sale	$1,526	$—	$50,847
Proceeds from sales of loans originated for sale	338	—	53,168
Net gains on sales of loans originated for sale	4	—	553

As part of an overall strategy to improve the Bank’s interest rate risk and to maintain strong regulatory capital in the present economic environment, the Company sold $64,716 of portfolio residential loans during the fourth quarter of 2010 at a gain of $2,803. The loans sold were fully amortizing first mortgage loans that had a lower yield, yet above the market rates at the time of sale. The sale was on a non-recourse basis, with servicing retained by the Company. The Company does not currently expect that portfolio loan sales will be part of management’s strategy, and therefore the Company does not expect that additional loans will be classified as held for sale.

At December 31, 2011, the outstanding balance of these serviced loans totaled $46,397. The related mortgage servicing rights and amortization of the mortgage servicing rights was not material.

Premises and Equipment	12 Months Ended
Dec. 31, 2011
Premises and Equipment
Premises and Equipment

Note 4 - Premises and Equipment

Major classifications of assets comprising premises and equipment are summarized as follows at December 31:

	2011	2010
Land	$15,740	$15,263
Premises	51,810	48,168
Furniture and equipment	51,802	50,671
Total	119,352	114,102
Less accumulated depreciation	(74,222)	(71,901)
Premises and equipment, net	$45,130	$42,201

The Company leases certain branch properties and equipment under operating leases. Rent expense was $632, $649 and $454 for 2011, 2010 and 2009, respectively. Rent commitments before considering renewal options that generally are present, are summarized as follows:

2012	$402
2013	300
2014	298
2015	235
2016	151
Total	$1,386

Other Real Estate Owned	12 Months Ended
Dec. 31, 2011
Other Real Estate Owned
Other Real Estate Owned

Note 5 - Other Real Estate Owned

Activity in other real estate owned was as follows at December 31:

	2011	2010
Beginning balance	$20,479	$25,994
Acquired through or instead of loan foreclosure	55,386	7,502
Reductions from sales	(46,452)	(7,480)
Write-downs	(5,908)	(5,537)
Ending balance	$23,505	$20,479

Other real estate owned is reported net of a valuation allowance of $3,625 as of December 31, 2011 and 2010. There were no changes in the valuation allowance during the year ended December 31, 2011. Expenses, excluding write-downs relating to other real estate owned, for 2011, 2010 and 2009 were $2,170, $1,348 and $460, respectively.

Activity in the valuation allowance on other real estate owned was as follows:

	2011	2010
Beginning balance	$3,625	$—
Additions charged to expense	—	3,625
Write-downs	—	—
Ending balance	$3,625	$3,625

Deposits	12 Months Ended
Dec. 31, 2011
Deposits
Deposits

Note 6 - Deposits

The major categories of deposits are summarized as follows at December 31:

	2011	2010
Demand-noninterest-bearing	$152,955	$152,064
Prepaid solutions card deposits	5,810	29,161
NOW	357,351	349,246
Money market checking	444,942	422,465
Savings	372,067	346,539
Time deposits
Less than $100,000	301,154	348,930
$100,000 and greater	105,265	130,022
Total	$1,739,544	$1,778,427

At December 31, 2011, the scheduled maturities of time deposits were as follows:

2012	$235,929
2013	103,416
2014	26,270
2015	29,976
2016	10,660
Thereafter	168
Total	$406,419

At December 31, 2011 and 2010, the Company did not have brokered deposits.

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes
Income Taxes

Note 7 - Income Taxes

Income tax expense (benefit) is as follows for the years ended December 31:

	2011	2010	2009
Current tax expense (benefit)
Federal	$444	$2,059	$(2,199)
State	—	—	—
Deferred tax expense (benefit)	1,504	(4,157)	(5,603)
Total	$1,948	$(2,098)	$(7,802)

A reconciliation between taxes computed at the statutory federal income tax rate and the consolidated effective tax rates follows:

	2011	2010	2009
Statutory federal income tax rate	35.0%	(35.0)%	(35.0)%
(Decrease) increase in taxes resulting from:
Tax-exempt income	(7.6)%	(61.8)%	(8.8)%
State income taxes, net of federal tax benefit	4.2%	(24.0)%	(10.1)%
Dividends on ESOP shares	(0.9)%	(41.8)%	(22.0)%
Bank-owned life insurance	4.0%	(63.5)%	(11.1)%
Change in tax rates	(11.6)%	—	—
Other items, net	(3.1)%	3.9%	0.1%
Effective tax rate	20.0%	(222.2)%	(86.9)%

The temporary differences which created deferred tax assets and liabilities at December 31 are summarized below:

	2011	2010
Deferred tax assets
Allowance for loan losses	$11,358	$11,157
Deferred compensation	1,125	3,369
Nonaccrual loan interest income	—	2,352
Bad debt conformity recoveries	2,176	—
Pension obligation adjustment	706	200
State net operating loss	1,906	1,763
Other real estate owned	2,879	2,110
AMT credit	119	—
Other	—	210
Total deferred tax assets	20,269	21,161
Deferred tax liabilities
Net unrealized gain on securities available for sale	2,730	389
Depreciation	725	343
Federal Home Loan Bank stock dividends	633	611
Deposit base intangible	302	286
Qualified prepaid expenses	413	352
Other	104	—
Total deferred tax liabilities	4,907	1,981
Net deferred tax assets	$15,362	$19,180

In 2010, the State of Illinois passed new tax legislation that restricts companies from utilizing state net operating loss carry forwards to offset state income tax expense for the years 2011-2013. At December 31, 2011, the Company had state net operating loss carry forwards totaling approximately $37,832, which expire at various dates beginning in 2021. As of December 31, 2011, the Company believes that it will generate sufficient taxable income to utilize the net operating loss carry forwards prior to expiration, and therefore, no valuation allowance has been established.

Based on the carry back available and expected future taxable income, management believes it is more likely than not that the remaining deferred tax asset as of December 31, 2011 and 2010, will be realized. Therefore, no valuation allowance has been established.

There were no unrecognized tax benefits as of December 31, 2011 and 2010. The Company does not expect a significant change in the unrecognized tax benefit in the next twelve months.

The Company and its subsidiaries are subject to U.S. federal income tax as well as income tax of the State of Illinois. The Company is no longer subject to examination by taxing authorities for years before 2008.

Benefit Plans	12 Months Ended
Dec. 31, 2011
Benefit Plans
Benefit Plans

Note 8 - Benefit Plans

The Bank maintains the West Suburban Bank 401(k) Profit Sharing Plan (the “401(k) Plan”), which currently serves as the Company’s principal retirement plan. The 401(k) Plan was established to address the limited availability of West Suburban common stock for acquisition by the ESOP and to offer participants an avenue to diversify their retirement savings. The Company recorded expenses totaling $649, $625 and $668 during 2011, 2010 and 2009, respectively, for contributions to the 401(k) Plan.

The Bank also maintains an ESOP, which is a noncontributory tax qualified retirement plan that covers employees who have satisfied specific service requirements. The ESOP provides incentives to employees by granting participants an interest in West Suburban common stock, which represents the ESOP’s primary investment.

At December 31, 2011 and 2010, the ESOP held 89,348 and 90,775 shares of West Suburban common stock, respectively, that were allocated to ESOP participants. Upon termination of their employment, participants who elect to receive their benefit distributions in the form of West Suburban common stock may request the Company to purchase, when the Company is legally permitted to purchase its common stock, the common stock distributed at the appraised fair market value during two 60-day periods. The first purchase period begins on the date the benefit is distributed and the second purchase period begins on the first anniversary of the distribution date. This contingent repurchase obligation is reflected in the Company’s financial statements as “Common stock in ESOP subject to contingent repurchase obligation” and reduces shareholders’ equity by an amount that represents the independently appraised fair market value of all West Suburban common stock held by the ESOP and allocated to participants, without regard to whether it is likely that the shares would be distributed or that the recipients of the shares would be likely to exercise their right to require the Company to purchase the shares.

During 2011 and 2010, the ESOP distributed $137 and $434, respectively, in cash representing the interests of participants. In addition, the ESOP distributed 1,427 shares of West Suburban common stock in 2011 and 542 shares in 2010.

An individual account is established for each participant under the 401(k) Plan and the ESOP, and the benefits payable upon retirement, termination, disability or death are based upon service, the amount of the employer’s, and for the 401(k) Plan, an employee’s, contributions and any income, expenses, gains and losses and forfeitures allocated to the participant’s account.

The Company maintains deferred compensation arrangements with certain former and current executive officers and certain members of the Board of Directors. The deferred compensation expense was $100, $150 and $165 for the years ended December 31, 2011, 2010 and 2009, respectively. Executive officers can elect to defer the payment of a percentage of their salaries and cash bonuses, if any, and members of the Board of Directors can elect to defer the payment of their directors’ fees. In addition, the Company can elect to make annual contributions for the benefit of current participants in the Company’s deferred compensation arrangements. The annual contributions for certain senior executive officers in 2011, 2010 and 2009 were $25 per officer. There were no annual contributions for certain other executive officers in 2011 and 2010 and $5 in annual contributions in 2009. An additional $50 was contributed to the plan in 2010 for the benefit of a former senior executive officer in conjunction with a severance payment.

The total accumulated liability for all deferred compensation arrangements was $2,733 and $8,478 at December 31, 2011 and 2010, respectively. These amounts are included in accrued interest and other liabilities in the consolidated balance sheets. During 2011, the Company disbursed $6,077 to certain participants of its deferred compensation plan in connection with the termination of a portion of the deferred compensation plan.

The Company maintains a noncontributory postretirement benefit plan covering certain senior executives. The plan provides postretirement medical, dental and long term care coverage for certain executives and their surviving spouses. The eligible retirement age under the plan is age 62. The Company used a December 31 measurement date for its postretirement benefit plan. The plan is unfunded.

Information about changes during 2011 and 2010 in obligations of the postretirement benefit plan follows:

	2011	2010
Change in benefit obligation:
Beginning benefit obligation	$1,088	$993
Service cost	31	34
Interest cost	57	58
Actuarial loss (gain)	93	23
Benefits paid	(21)	(20)
Ending benefit obligation	1,248	1,088

Change in plan assets, at fair value:
Beginning plan assets	—	—
Employer contributions	21	20
Benefits paid	(21)	(20)
Ending plan assets	—	—

Unfunded status at December 31	$1,248	$1,088

Amounts recognized in accumulated other comprehensive loss at December 31 consist of:

	2011	2010
Net actuarial loss	$363	$293
Prior service cost	190	211
Total	$553	$504

The accumulated benefit obligation was $1,248 and $1,088 at December 31, 2011 and 2010, respectively.

Net postretirement benefit costs included the following components for the years ended December 31:

	2011	2010	2009
Service cost	$31	$34	$41
Interest cost	57	58	61
Amortization of unrecognized prior service cost	21	21	21
Amortization of net loss	22	21	27
Net periodic postretirement benefit cost	131	134	150

Net loss (gain)	93	23	(70)
Prior service cost	—	—	—
Amortization of net loss	(22)	(21)	(27)
Amortization of prior service cost	(21)	(21)	(21)
Total recognized in other comprehensive income	50	(19)	(118)
Postretirement benefit cost and other comprehensive loss	$181	$115	$32

The estimated net loss and the prior service cost for the defined postretirement benefit plan that will be amortized from accumulated other comprehensive income into net periodic benefit cost over the next fiscal year are $33 and $21, respectively.

The discount rate used to determine the benefit obligations in 2011 and 2010 was 4.50% and 5.25%, respectively. The discount rate used to determine the net periodic benefit costs in 2011, 2010 and 2009 was 5.25%, 5.95% and 6.25%, respectively.

For measurement purposes, an 8% annual rate of increase in the per capita premium cost of covered health care benefits was assumed for 2012, with the rate of increase reducing .5% per annum to an ultimate rate of increase of 5% in 2018. Dental benefits were assumed to increase 5% for 2012, which rate of increase is assumed to apply to future periods.

Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one-percentage-point change in assumed health care cost trend rates would have the following effects:

	One-Percentage-Point Increase	One-Percentage-Point Decrease
Effect on total service and interest cost	$13	$(11)
Effect on accumulated postretirement benefit obligation	191	(160)

The Company expects to contribute amounts in 2012 to satisfy its obligations. The following benefit payments, which reflect expected future service, are expected for the years indicated:

2012	$13
2013	21
2014	28
2015	37
2016	48
Following 5 Years	330

Off-Balance Sheet Risk, Contingent Liabilities and Guarantees	12 Months Ended
Dec. 31, 2011
Off-Balance Sheet Risk, Contingent Liabilities and Guarantees
Off-Balance Sheet Risk, Contingent Liabilities and Guarantees

Note 9 - Off-Balance Sheet Risk, Contingent Liabilities and Guarantees

The Company is a party to off-balance sheet financial instruments to meet the financing needs of its customers. These financial instruments include commitments to extend credit and standby letters of credit. These financial instruments involve, to varying degrees, elements of credit and interest rate risks. Such financial instruments are recorded when funded.

Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any condition established in the agreement. These commitments primarily consist of unused lines of credit, undrawn portions of construction and development loans and commitments to make new loans. Commitments generally have fixed expiration dates or other termination provisions and may require the payment of a fee. Since many of the commitments are expected to expire without being exercised or drawn upon, the total commitment amounts do not necessarily represent future cash requirements.

The Company’s exposure to credit risk in connection with commitments to extend credit and standby letters of credit is the contractual amount of those instruments before considering customer collateral or ability to repay. The Company uses the same credit policies in making commitments and conditional obligations as it does for on-balance-sheet instruments. The Company generally requires collateral or other security to support financial instruments with credit risk. The Company evaluates each customer’s creditworthiness on a case-by-case basis. The amount of collateral obtained, if deemed necessary by the Company, is based on management’s credit evaluation of the customer. Collateral held varies and may include accounts receivable, inventory and equipment or commercial or residential properties.

A summary of the contractual exposure to off-balance sheet risk as of December 31 follows:

	2011			2010
	Fixed Rate	Variable Rate	Total	Fixed Rate	Variable Rate	Total
Commercial loans and lines of credit	$2,522	$120,710	$123,232	$821	$117,484	$118,305
Check credit lines of credit	867	—	867	919	—	919
Mortgage loans	5,258	—	5,258	5,141	—	5,141
Home equity lines of credit	1,379	129,021	130,400	654	135,767	136,421
Letters of credit	—	6,537	6,537	—	11,814	11,814
Credit card lines of credit	—	29,349	29,349	—	37,483	37,483
Total	$10,026	$285,617	$295,643	$7,535	$302,548	$310,083

Fixed rate commercial loan commitments at December 31, 2011 had interest rates ranging from 4.0% to 7.2% with terms ranging from one month to five years. Fixed rate check credit lines of credit at December 31, 2011 had interest rates of 18.0%. Fixed rate mortgage loan commitments at December 31, 2011 had interest rates ranging from 3.5% to 5.0% with terms ranging from 10 to 30 years. Fixed rate home equity lines of credit at December 31, 2011 had interest rates ranging from 3.0% to 7.0% with terms ranging from three months to four years.

Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2011
Fair Value of Financial Instruments
Fair Value of Financial Instruments

Note 10 - Fair Value of Financial Instruments

Fair value is the exchange price that would be received for an asset or paid to transfer a liability (exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. There are three levels of inputs that may be used to measure fair values:

Level 1 — Quoted prices (unadjusted) for identical assets or liabilities in active markets that the entity has the ability to access as of the measurement date.

Level 2 — Significant other observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.

Level 3 — Significant unobservable inputs that reflect a company’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.

The Company used the following methods and significant assumptions to estimate the fair value of each type of financial instrument:

Securities:  The fair value of securities is determined by quoted market prices, if available (Level 1). For securities where quoted prices are not available, fair value is calculated based on market prices of similar securities (Level 2). For securities where quoted prices or market prices of similar securities are not available, fair value is calculated using discounted cash flows or other market indicators (Level 3). At December 31, 2011, the Company had one municipal security where the fair value was determined using Level 3 inputs. This security was purchased during 2011. There were no such securities at December 31, 2010. There were no transfers between Level 1 and Level 2 during 2011 and 2010.

Impaired Loans:  The fair value of impaired loans secured by real estate with specific allocations of the allowance for loan losses is based on recent real estate appraisals. These appraisals may utilize a single valuation approach or a combination of approaches, including comparable sales and the income approach. Adjustments are routinely made in the appraisal process by the appraisers to adjust for differences between the comparable sales and income data available. Such adjustments are usually significant and typically result in a Level 3 classification of the inputs for determining fair value.

Other Real Estate Owned:  Nonrecurring adjustments to certain commercial and residential real estate properties classified as other real estate owned are measured at the lower of carrying amount or fair value, less costs to sell.

Fair values are based on third party appraisals of the property, resulting in a Level 3 classification. In cases where the carrying amount exceeds the fair value, less costs to sell, an impairment loss is recognized.

Assets and liabilities measured at fair value on a recurring basis and a non-recurring basis, are as follows at year end:

	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
2011 Recurring basis
U.S. Treasuries	$10,420	$10,420	$—	$—
U.S. government sponsored enterprises	66,885	—	66,885	—
Mortgage-backed: residential	302,206	—	302,206	—
State and political subdivisions	50,959	—	50,382	577
Corporate	23,655	—	23,655	—
Total securities available for sale	$454,125	$10,420	$443,128	$577

2010 Recurring basis
U.S. Treasuries	$91,156	$91,156	$—	$—
U.S. government sponsored enterprises	98,144	—	98,144	—
Mortgage-backed: residential	307,280	—	307,280	—
State and political subdivisions	11,878	—	11,878	—
Corporate	10,108	—	10,108	—
Total securities available for sale	$518,566	$91,156	$427,410	$—

2011 Non-recurring basis
Impaired loans:
Commercial	$8,697	$—	$—	$8,697
Commercial real estate	8,106	—	—	8,106
Construction and development	4,840	—	—	4,840
Residential real estate	2,447	—	—	2,447
Other real estate owned:
Construction and development	8,560	—	—	8,560
Commercial real estate	3,484	—	—	3,484

2010 Non-recurring basis
Impaired loans:
Commercial	$4,307	$—	$—	$4,307
Commercial real estate	559	—	—	559
Construction and development	16,157	—	—	16,157
Other real estate owned:
Construction and development	10,919	—	—	10,919
Commercial real estate	984	—	—	984

Impaired loans, which are measured for impairment using the fair value of the collateral for collateral dependent loans, had a carrying amount of $30,795 with a valuation allowance of $6,704 at December 31, 2011. At December 31, 2010, impaired loans had a carrying amount of $25,895, with a valuation allowance of $4,872. Provision for loan losses made for these loans for 2011 and 2010 was $7,588 and $4,872, respectively.

Other real estate owned, which are at fair value less costs to sell, had a net carrying amount of $12,044, which consisted of the outstanding balance of $15,669, net of a valuation allowance of $3,625 at December 31, 2011. Write-downs on the other real estate owned totaled $5,908 and $5,537 during 2011 and 2010, respectively. At December 31, 2010, other real estate owned had a carrying amount of $11,903, which consisted of the outstanding balance of $15,528, net of a valuation allowance of $3,625.

Carrying values and estimated fair values of the Company’s financial instruments as of December 31 are set forth in the table below:

	2011		2010
	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
Financial assets
Cash and cash equivalents	$116,325	$116,325	$70,690	$70,690
Securities
Available for sale	454,125	454,125	518,566	518,566
Held to maturity	259,035	271,601	215,365	222,761
Federal Home Loan Bank stock	7,599	N/A	7,599	N/A
Loans, less allowance for loan losses	956,559	994,934	1,008,272	1,018,030
Accrued interest receivable	5,342	5,342	5,217	5,217

Financial liabilities
Deposits	1,739,544	1,748,988	1,778,427	1,791,761
Accrued interest payable	2,471	2,471	3,431	3,431

Estimated fair value for cash and cash equivalents, accrued interest receivable and payable, demand deposits and variable rate loans or deposits that reprice frequently and fully are each based on carrying value. For fixed rate loans or deposits and for variable rate loans or deposits with infrequent repricing or repricing limits, fair value is based on discounted cash flows using current market rates applied to estimated life and credit. Fair value of debt is based on current rates for similar financing. It was not practical to determine the fair value of FHLB stock due to the restrictions placed on its transferability. The fair value of off-balance sheet items is not considered material.

Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions
Related Party Transactions

Note 11 - Related Party Transactions

Certain executive officers and directors of the Company, their affiliates and companies in which they have 10% or more beneficial ownership, are customers of the Bank and received loans from the Bank with outstanding balances totaling $20,277 and $21,574 at December 31, 2011 and 2010, respectively. During 2011, $1,157 in new loans and $2,454 in principal payments were made. Related parties maintained deposits at the Bank totaling $18,191 and $32,492 at December 31, 2011 and 2010, respectively.

Capital Requirements	12 Months Ended
Dec. 31, 2011
Capital Requirements
Capital Requirements

Note 12 - Capital Requirements

As of December 31, 2011 and 2010, the Bank exceeded the minimum capital ratios required for it to qualify as “well-capitalized” under the regulatory framework for prompt corrective action. To be categorized as “well-capitalized”, the Bank must maintain minimum ratios for total capital to risk-weighted assets, Tier 1 capital to risk-weighted assets and Tier 1 capital to average assets as set forth in the table below. There were no conditions or events since December 31, 2011, that management believes would result in a change of the category.

On January 13, 2011, the Bank agreed with its regulators to maintain minimum capital ratios in excess of the minimum ratios required by applicable federal regulations. Specifically, the Bank agreed to maintain minimum capital ratios equal to or exceeding 8.00% for Tier 1 capital to average total assets and 12.00% for total capital to risk-weighted assets. As of December 31, 2011, the Bank was in compliance with these heightened regulatory capital requirements. If the Bank is not in compliance with these requirements in the future, the Bank may become subject to additional regulatory actions or restrictions.

The Bank also has agreed not to pay dividends to West Suburban without obtaining prior approval of its bank regulators. In addition, West Suburban’s Board of Directors has resolved to obtain regulatory approval prior to paying dividends or redeeming West Suburban common stock in order to preserve capital and maintain the Company’s financial strength given the economic environment and its impact on the Company.

The capital amounts and ratios of the Company and the Bank for purposes of the prompt corrective action framework are presented in the table below:

	Actual		Minimum For Capital Adequacy Purposes		Minumum To Be Well- Capitalized
	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of December 31, 2011
Total capital (to risk-weighted assets)
Company	$174,107	13.72%	$101,540	8.00%	N/A	N/A
Bank (1)	170,781	13.46%	101,540	8.00%	126,925	10.00%
Tier 1 capital (to risk-weighted assets)
Company	158,097	12.46%	50,770	4.00%	N/A	N/A
Bank	154,771	12.19%	50,770	4.00%	76,155	6.00%
Tier 1 capital (to average assets)
Company	158,097	8.31%	76,099	4.00%	N/A	N/A
Bank (1)	154,771	8.11%	76,290	4.00%	95,362	5.00%

As of December 31, 2010
Total capital (to risk-weighted assets)
Company	$171,452	12.99%	$105,608	8.00%	N/A	N/A
Bank	160,089	12.22%	104,795	8.00%	130,993	10.00%
Tier 1 capital (to risk-weighted assets)
Company	154,808	11.73%	52,804	4.00%	N/A	N/A
Bank	143,570	10.96%	52,397	4.00%	78,596	6.00%
Tier 1 capital (to average assets)
Company	154,808	7.93%	78,101	4.00%	N/A	N/A
Bank	143,570	7.39%	77,699	4.00%	97,124	5.00%

(1) The Bank has agreed to maintain minimum Tier 1 capital to average assets of 8.00% and total capital to risk-weighted assets of 12.00%.

The appraised fair market value of West Suburban common stock owned by the ESOP is included in Tier 1 capital.

Other Comprehensive Income	12 Months Ended
Dec. 31, 2011
Other Comprehensive Income
Other Comprehensive Income

Note 13 - Other Comprehensive Income

Other comprehensive income components and related taxes were as follows:

	2011	2010	2009
Net unrealized holding gain (loss) on available for sale securities	$13,635	$(5,227)	$8,098
Reclassification adjustments for losses and gains later recognized in income	(7,982)	(267)	(109)
Tax effect	(2,341)	2,184	(3,176)
Net unrealized gain (loss) on available for sale securities	3,312	(3,310)	4,813

Change in postretirement obligation, (loss) gain	(50)	19	118
Tax effect	27	(8)	(47)
Net change in postretirement obligation, (loss) gain	(23)	11	71
Other comprehensive income (loss)	$3,289	$(3,299)	$4,884

A summary of the accumulated other comprehensive income balances, net of tax were as follows:

	Balance at 12/31/10	Current Period Change	Balance at 12/31/11
Unrealized gains on securities available for sale	$588	$3,312	$3,900
Unrealized loss on postretirement obligation	(303)	(23)	(326)
Total	$285	$3,289	$3,574

Condensed Financial Information - Parent Only	12 Months Ended
Dec. 31, 2011
Condensed Financial Information - Parent Only
Condensed Financial Information - Parent Only

Note 14 - Condensed Financial Information - Parent Only

Condensed Balance Sheets

December 31, 2011 and 2010

	2011	2010
Assets
Cash	$5,050	$3,789
Investment in subsidiary	162,690	151,354
Other assets	988	2,995
Total assets	$168,728	$158,138

Liabilities and shareholders’ equity
Other liabilities	$1,775	$2,290

Common stock in ESOP subject to contingent repurchase obligation	23,230	29,865

Shareholders’ equity	143,723	125,983
Total liabilities and shareholders’ equity	$168,728	$158,138

Condensed Statements of Income

Years Ended December 31, 2011, 2010 and 2009

	2011	2010	2009
Income
Dividends from subsidiary	$—	$—	$3,262
Interest income
Deposits	17	34	78
Securities	—	158	211
Other	—	5	—
Total income	17	197	3,551

Expense
Other	432	406	452
Total expense	432	406	452
(Loss) income before income taxes	(415)	(209)	3,099
Income tax benefit	(184)	(144)	(143)
(Loss) income before equity in undistributed net income of subsidiary	(231)	(65)	3,242
Equity in undistributed net income (loss) of subsidiary	8,047	1,219	(4,077)
Net income (loss)	$7,816	$1,154	$(835)

Condensed Statements of Cash Flows

Years Ended December 31, 2011, 2010 and 2009

	2011	2010	2009
Cash flows from operating activities
Net income (loss)	$7,816	$1,154	$(835)
Adjustments to reconcile net income to net cash provided by operating activities
Equity in undistributed net (income) loss of subsidiary	(8,047)	(1,219)	4,077
Net discount accretion of securities	—	(104)	(139)
Decrease (increase) in other assets	2,007	(2,037)	19
(Decrease) increase in other liabilities	(515)	2,135	25
Net cash provided by (used in) operating activities	1,261	(71)	3,147
Cash flows from investing activities
Investments in subsidiary	—	(3,024)	—
Securities held to maturity
Maturities and calls	—	40	—
Net cash used in investing activities	—	(2,984)	—
Cash flows from financing activities
Repurchase and retirement of common stock	—	—	(2,658)
Cash dividends paid	—	—	(8,622)
Net cash used in financing activities	—	—	(11,280)
Net increase (decrease) in cash	1,261	(3,055)	(8,133)
Beginning cash	3,789	6,844	14,977
Ending cash	$5,050	$3,789	$6,844

Quarterly Results of Operations (Unaudited)	12 Months Ended
Dec. 31, 2011
Quarterly Results of Operations (Unaudited)
Quarterly Results of Operations (Unaudited)

Note 15 - Quarterly Results of Operations (Unaudited)

The following table sets forth certain unaudited income, expense and per share data on a quarterly basis for the three-month periods indicated:

	Fourth Quarter	Third Quarter	Second Quarter	First Quarter
Year Ended December 31, 2011
Interest income	$16,544	$16,576	$17,231	$17,551
Interest expense	2,714	2,878	3,002	3,235
Net interest income	13,830	13,698	14,229	14,316
Provision for loan losses	2,360	4,750	1,818	3,000
Net interest income after provision for loan losses	11,470	8,948	12,411	11,316
Noninterest income	2,976	6,131	6,400	4,688
Noninterest expense	15,009	14,624	12,955	11,988
(Loss) income before income taxes	(563)	455	5,856	4,016
Income tax (benefit) expense	(1,649)	272	2,099	1,226
Net income	$1,086	$183	$3,757	$2,790
Earnings per share	$2.54	$0.43	$8.80	$6.54

Year Ended December 31, 2010
Interest income	$17,710	$19,553	$19,507	$19,420
Interest expense	3,632	4,501	4,928	5,368
Net interest income	14,078	15,052	14,579	14,052
Provision for loan losses	10,300	2,875	3,175	2,375
Net interest income after provision for loan losses	3,778	12,177	11,404	11,677
Noninterest income	7,662	2,730	2,794	3,130
Noninterest expense	18,375	12,756	12,387	12,778
(Loss) income before income taxes	(6,935)	2,151	1,811	2,029
Income tax (benefit) expense	(3,395)	348	563	386
Net (loss) income	$(3,540)	$1,803	$1,248	$1,643
(Loss) earnings per share	$(8.29)	$4.22	$2.92	$3.85

During the fourth quarter of 2011, the Company experienced a decrease in the provision for loan losses of $2,390 compared to the third quarter of 2011. The Company determined that the allowance for loan losses was deemed adequate with a reduced provision for loan losses due to a drop in the historical charge-off averages for construction and development and commercial loans. Noninterest income decreased $3,155 compared to the third quarter of 2011 primarily due to reduced gains on securities available for sale. Income tax expense decreased $1,921 compared to the third quarter of 2011, primarily due to an adjustment to deferred taxes from changes in the state and federal effective tax rate.

During the fourth quarter of 2010, the Company recognized a provision for loan losses of $10,300 due to increased charge-offs of $11,314 during the quarter primarily as a result of identification of newly impaired loans and updated valuations received on other impaired loans during the quarter. Noninterest income increased $4,932 compared to the third quarter of 2010 primarily due to the Company recording a gain on sale of loans of $2,803 along with an increase in BOLI income. Noninterest expense increased $5,619 compared to the third quarter of 2010, the majority of which was due to write-downs on other real estate owned.